Transactions with Related Parties	6 Months Ended
Sep. 30, 2025
Transactions with Related Parties [Abstract]
Transactions with related parties

15. Transactions with related parties

All related party transactions are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties. All amounts either due from or due to related parties other than specifically disclosed are non-interest bearing, unsecured and have no fixed terms of repayments. The Company incurred the following transactions with related parties during the periods ended September 30, 2025 and September 30, 2024:

Compensation to key management personnel

Key management personnel are those people who have authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel include the Company’s executive officers and Board of Directors.

Key Management Personnel	September 30, 2024	September 30, 2023
Short term benefits	469,346	448,016
Share based compensation	22,996	-
Total	492,342	448,016

Short term benefits consist of consulting fees, director’s fees, payroll and other benefits paid to key management personnel. This is included in the professional and consulting fees and general and administrative line items in the condensed consolidated interim statements of net loss and comprehensive loss.